UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21199
                                   811-21298

Name of Fund: WCMA Treasury Fund
              Master Treasury Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, WCMA Treasury Fund and Master Treasury Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


WCMA Treasury Fund

Schedule of Investments as of December 31, 2005                                                                    (in Thousands)

                               Beneficial
                                 Interest   Mutual Funds                                                                Value
                            $     458,520   Master Treasury Trust                                                   $     474,211

                                            Total Investments (Cost - $474,268) - 100.0%                                  474,211
                                            Liabilities in Excess of Other Assets - (0.0%)                                  (102)
                                                                                                                    -------------
                                            Net Assets - 100.0%                                                     $     474,109
                                                                                                                    =============


Master Treasury Trust

Schedule of Investments as of December 31, 2005                                                                    (in Thousands)

                                                     Face                 Interest             Maturity
Issue                                               Amount                Rate(s)                Date                   Value
U.S. Government Obligations* - 104.0%

U.S. Treasury Bills                            $     119,170           3.465-3.62 %           1/05/2006             $     119,100
                                                     198,343           3.45-3.765             1/12/2006                   198,085
                                                      62,630           3.95                   1/17/2006                    62,534
                                                       8,457           3.90                   1/19/2006                     8,439
                                                     169,527           3.395-3.80             1/26/2006                   169,083
                                                      13,602           3.47                   2/02/2006                    13,557
                                                      31,187           3.55-3.87              2/09/2006                    31,060
                                                      63,638           3.831-3.922            2/16/2006                    63,341
                                                      83,659           3.68-3.951             2/23/2006                    83,231
                                                      55,214           3.80-3.838             3/02/2006                    54,870
                                                      45,000           3.855-3.87             3/09/2006                    44,684
                                                      28,000           3.88-3.902             3/23/2006                    27,758
                                                      11,000           3.861                  4/06/2006                    10,886
                                                      31,500           3.955                  4/13/2006                    31,150
                                                      10,000           4.005                  4/20/2006                     9,880
                                                      43,049           4.06-4.061             4/27/2006                    42,500
                                                      38,000           4.162-4.172            6/08/2006                    37,323
                                                      35,000           4.19-4.217             6/22/2006                    34,314

U.S. Treasury Notes                                   48,500           1.625                  2/28/2006                    48,315
                                                      18,697           1.50                   3/31/2006                    18,579
                                                      10,000           2.25                   4/30/2006                     9,935
                                                       5,000           4.625                  5/15/2006                     5,005
                                                       5,000           2.375                  8/15/2006                     4,938
                                                       4,700           2.50                   10/31/2006                    4,627
                                                      11,402           2.875                  11/30/2006                   11,244

Total Investments (Cost - $1,144,282**) - 104.0%                                                                        1,144,438
Liabilities in Excess of Other Assets - (4.0%)                                                                           (43,655)
                                                                                                                    -------------
Net Assets - 100.0%                                                                                                 $   1,100,783
                                                                                                                    =============


 *  U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

**  The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2005, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                 $      1,144,282
                                                   ================
    Gross unrealized appreciation                  $            241
    Gross unrealized depreciation                              (85)
                                                   ----------------
    Net unrealized appreciation                    $            156
                                                   ================


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Treasury Fund and Master Treasury Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       WCMA Treasury Fund and Master Treasury Trust


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       WCMA Treasury Fund and Master Treasury Trust


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       WCMA Treasury Fund and Master Treasury Trust


Date:  February 21, 2006